Nature of business and organization (Details Narrative)										1 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2022 $ / shares shares	Apr. 29, 2022 $ / shares shares	Nov. 15, 2021 $ / shares shares	Nov. 15, 2021 $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Aug. 31, 2019 shares	Jan. 19, 2018 USD ($)	Jan. 19, 2018 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022 $ / shares shares	Apr. 29, 2022 $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)
Net loss															$ (449,487)		$ 2,230,988	$ 1,125,565	$ 28,022
Net liabilities																	$ 329,945
common stock shares outstanding | shares															17,699,618		17,679,618	17,547,118	17,145,000
Total consideration					$ 1,500,000	¥ 10,500,000
Deposits						¥ 3,160,000								¥ 3,160,000						$ 465,460	¥ 160,000
Cash																	$ 277,836	$ 101,719	$ 194,590
Number of shares sold | shares	20,000	100,000	130,000	130,000							20,000	100,000
Share price | $ / shares	$ 4.00	$ 4.00	$ 2.00	$ 2.00							$ 4.00	$ 4.00
Total consideration													$ 1,500,000	¥ 10,500,000
Due to related party																	156,826	324,337	188,202	$ 1,082,000	¥ 7,340,000
Impairment of long-lived assets																	$ 0	0	0
Value added tax rate																	13.00%
Employee benefits expenses																	$ 99,387	$ 78,685	$ 42,065
Diluted loss per share | $ / shares																	$ 0		$ 0
Ordinary shares | shares																		13,000
Revenues															$ 1,580,489	$ 749,216	$ 1,662,600	$ 2,328,526	$ 1,635,420
Accounts receivable																	353,703	$ 194,138	264,749
Minimum [Member]
Value added tax rate																		9.00%
Maximum [Member]
Value added tax rate																		13.00%
Three Customer | Revenue Benchmark [Member]
Revenues																		$ 652,478	602,969
Accounts receivable																		122,402	$ 151,389
Three Customer | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Revenues																	$ 605,086	$ 652,478
Concentration																	36.40%	28.00%	38.60%
Accounts receivable																	$ 322,426	$ 122,402
One Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration																	10.00%
Two Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration																		10.00%
Two Vendors [Member] | Revenue Benchmark [Member]
Revenues																		$ 108,512	$ 87,439
Two Vendors [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Revenues																	$ 134,457	$ 108,512
Concentration																	68.20%	73.60%	86.40%
BF Beijing [Member]
Percentage of holding																	51.00%
Interest rate										100.00%
Mr Yu Chang [Member]
Cash consideration | ¥										¥ 5,000,000
Mr Yong Sheng [Member]
Percentage of holding																	49.00%
Zhong Yuan Investment [Member]
Percentage of holding							100.00%											100.00%
Number of shares exchanged | shares							161,500,000											161,500,000
common stock shares outstanding | shares							170,000,000												170,000,000
Percentage of shares Outstanding							95.00%											95.00%
China Bio [Member]
Percentage of holding							100.00%											100.00%
BF Beijing [Member]
Cash consideration								$ 1,351,500	¥ 8,500,000									$ 1,351,500
Yanbian Bao Feng Bio Technology Co Ltd [Member]
Interest rate															7.00%
Payment made in cash | ¥										1,000,000
Cash | ¥										¥ 4,000,000
Interest rate										7.00%